Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Property and equipment, net
The following summarizes the components of property and equipment (in thousands):

	As of June 30, 2024 (Unaudited))	As of December 31, 2023
Lab equipment	$706	$706
Leasehold improvements	1,090	1,090
Computer hardware and software	158	141
Furniture and fixtures	160	160

Property and equipment, gross	2,114	2,097
Less: Accumulated depreciation and amortization	(891)	(665)

Property and equipment, net	$1,223	$1,432

RENEO PHARMACEUTICALS INC [Member]
Schedule of Property and equipment, net
Property and equipment, net, consisted of the following (in thousands):

	As of December 31,
	2023	2022
Computer, software and office equipment	$254	$300
Leasehold improvements*	—	255

Total property and equipment, gross	254	555
Less: accumulated depreciation and amortization	(120)	(102)

Total property and equipment, net	$134	$453

*	All leasehold improvements were fully impaired and written off. For further information see Note 13.